Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Provisions [abstract]
Summary of provisions

		Sales returns	Stock
	Warranty	& allowances	rotation
	provision	provision	provision	Total
	$	$	$	$

Balance at July 1, 2021	241	175	26	442
Additional provision recognized	(168)	(48)	(26)	(242)
Balance at June 30, 2022	73	127	—	200
Additional provision recognized (reversed)	11	(68)	94	37
Balance at June 30, 2023	84	59	94	237